NOTE 11 - RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Loans and Leases Receivable, Related Parties	$ 426,529			$ 326,324
Notes and Loans Payable, Current	26,613			26,613	$ 26,613
Management Fee Expense	288,000	$ 270,000	$ 558,000	576,000
Increase (Decrease) in Employee Related Liabilities	18,130	$ 71,629
Financial Guarantee Insurance Contracts, Risk Management Activities, Mitigating Claim Liabilities, Accrued Liabilities	$ 129,627			$ 79,628	$ 92,229